DERIVATIVE AND FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DERIVATIVE AND FINANCIAL INSTRUMENTS

5. DERIVATIVE AND FINANCIAL INSTRUMENTS

To reduce the impact of fluctuations in oil and natural gas prices on our revenues, we periodically enter into derivative contracts with respect to a portion of our projected oil and natural gas production through various transactions that fix or modify the future prices to be realized. These transactions are normally price swaps whereby we will receive a fixed price for our production and pay a variable market price to the contract counterparty. These hedging activities are intended to support oil and natural gas prices at targeted levels and to manage exposure to oil and natural gas price fluctuations. It is never our intention to enter into derivative contracts for speculative trading purposes.

Under ASC Topic 815, Derivatives and Hedging, all derivative instruments are recorded on the condensed consolidated balance sheets at fair value as either short-term or long-term assets or liabilities based on their anticipated settlement date. We will net derivative assets and liabilities for counterparties where we have a legal right of offset. Changes in the derivatives’ fair values are recognized currently in earnings unless specific hedge accounting criteria are met. We have not elected to designate any of our current derivative contracts as hedges; however, changes in the fair value of all of our derivative instruments are recognized in earnings and included as realized and unrealized gains (losses) on derivative instruments in the condensed consolidated statements of operations.

As of June 30, 2014, we had the following derivative contracts in place for the periods indicated, all of which are accounted for as mark-to-market activities:

MTM Fixed Price Swaps—NYMEX (Henry Hub)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014					1,610,000	$5.75	1,610,000	$5.75	3,220,000	$5.75
2015	1,215,420	$4.25	1,153,487	$4.25	1,096,023	$4.26	1,050,219	$4.26	4,515,149	$4.25
2016	1,010,633	$4.21	967,290	$4.21	923,541	$4.21	893,568	$4.22	3,795,032	$4.21

									11,530,181

MTM Fixed Price Basis Swaps—Enable Gas Transmission, LLC (East), ONEO K Gas Transportation (Oklahoma) or Southern Star Central Gas Pipeline (Texas, Oklahoma, and Kansas)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $
2014					1,084,270	$0.39	1,047,963	$0.39	2,132,233	$0.39

									2,132,233

MTM Fixed Price Basis Swaps—West Texas Intermediate (WTI)

	For the quarter ended (in Bbls)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014					74,482	$95.63	73,005	$95.78	147,487	$95.71
2015	69,479	$90.99	66,183	$91.02	63,025	$91.05	60,143	$91.09	258,830	$91.04
2016	57,420	$85.64	54,879	$85.64	52,474	$85.64	50,197	$85.64	214,970	$85.64

									621,287

The table below outlines the classification of our derivative financial instruments on the condensed consolidated balance sheet (in thousands):

Derivative Type	Location of Asset/(Liability) on Balance Sheet	Fair Value of Asset/(Liability) on Balance Sheet
		June 30, 2014	December 31, 2013
Commodity—MTM	Risk management assets—current	$4,107	$10,043
Commodity—MTM	Risk management assets—non-current	366	1,534

	Total gross assets	4,473	11,577

Commodity—MTM	Risk management assets—current	(2,707)	(902)
Commodity—MTM	Risk management assets—non-current	(2,076)	(73)

	Total gross liabilities	(4,783)	(975)

	Total net assets and liabilities	$(310)	$10,602

The effect of derivative instruments on our condensed consolidated statements of operations was as follows (in thousands):

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Three Months Ended June 30,
		2014	2013
Commodity—Mark-to-Market	Oil and natural gas sales	$(4,730)	$5,422
Interest Rate—Mark-to-Market	Interest expense	—	(19)

	Total	$(4,730)	$5,403

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Six Months Ended June 30,
		2014	2013
Commodity—Mark-to-Market	Oil and natural gas sales	$(8,805)	$842
Interest Rate—Mark-to-Market	Interest expense	—	(65)

	Total	$(8,805)	$777

Derivative instruments expose us to counterparty credit risk. Our commodity derivative instruments are currently with two counterparties. We generally execute commodity derivative instruments under master agreements which allow us, in the event of default, to elect early termination of all contracts with the defaulting counterparty. If we choose to elect early termination, all asset and liability positions with the defaulting counterparty would be net cash settled at the time of election.

We monitor the creditworthiness of our counterparties; however, we are not able to predict sudden changes in counterparties’ creditworthiness. In addition, if such changes are sudden, we may be limited in our ability to mitigate an increase in counterparty credit risk. Possible actions would be to transfer our position to another counterparty or request a voluntary termination of the derivative contracts resulting in a cash settlement. Should one of our counterparties not perform, we may not realize the benefit of some of our derivative instruments with lower commodity prices and may incur losses. We include a measure of counterparty credit risk in our estimates of the fair values of the derivative instruments in an asset position.

We currently use our reserve-based credit facility to provide credit support for our derivative transactions. As a result, we do not post cash collateral with our counterparties, and have minimal non-performance credit risk on our liabilities with our counterparties. We utilize observable market data for credit default swaps to assess the impact of non-performance credit risk when evaluating our net assets from counterparties. At June 30, 2014 and December 31, 2013, the impact of non-performance credit risk on the valuation of our net assets from counterparties was not significant, and the entire amount was reflected as a decrease to our non-cash mark-to-market gain, respectively.

Hedge Liquidation and Repositioning

In the first quarter of 2013, we liquidated or repositioned certain of our hedges. In connection with the sale of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama, we liquidated 395,218 MMbtu of NYMEX swaps in 2013 and 1,634,530 MMbtu of NYMEX swaps in 2014 at a cost of $0.3 million. In addition, we reduced our outstanding NYMEX swap positions in 2013 by 1,041,814 MMbtu by executing offsetting trades with one of our counterparties at a fixed price of $3.66 per Mcf. These transactions ensured that our outstanding derivative positions in future periods are lower than our expected future natural gas production in those periods. We also amended a 2014 to 2015 oil trade with one of our hedge counterparties to lower the stated swap price from $98.10 to $93.50 per barrel, on a total of 58,157 barrels of oil. We received proceeds of approximately $0.2 million upon execution of the amendment. The proceeds were used for working capital purposes.

In March 2013, we reduced our outstanding interest rate swaps that fix our LIBOR rate through 2014 to $30 million, which increased our interest rate swap settlements by $2.1 million. This position was terminated in May 2013 resulting in an offsetting non-cash gain in our mark-to-market interest swap activities.

5. DERIVATIVE AND FINANCIAL INSTRUMENTS

To reduce the impact of fluctuations in oil and natural gas prices on our revenues, we periodically enter into derivative contracts with respect to a portion of our projected oil and natural gas production through various transactions that fix or modify the future prices to be realized. These transactions are normally price swaps whereby we will receive a fixed price for our production and pay a variable market price to the contract counterparty. These hedging activities are intended to support oil and natural gas prices at targeted levels and to manage exposure to oil and natural gas price fluctuations. It is never our intention to enter into derivative contracts for speculative trading purposes.

Under ASC Topic 815, “Derivatives and Hedging,” all derivative instruments are recorded on the consolidated balance sheets at fair value as either short-term or long-term assets or liabilities based on their anticipated settlement date. We will net derivative assets and liabilities for counterparties where we have a legal right of offset. Changes in the derivatives’ fair values are recognized currently in earnings unless specific hedge accounting criteria are met. We have elected to designate only a portion of our current derivative contracts as hedges; however, changes in the fair value of all of our derivative instruments are recognized in earnings and included as realized and unrealized gains (losses) on derivative instruments in the consolidated statements of operations.

As of December 31, 2013, we had the following derivative contracts in place for the periods indicated, all of which are accounted for as mark-to-market activities:

MTM Fixed Price Swaps—NYMEX (Henry Hub)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014	1,575,000	$5.75	1,592,500	$5.75	1,610,000	$5.75	1,610,000	$5.75	6,387,500	$5.75
2015	1,215,420	$4.25	1,153,487	$4.25	1,096,023	$4.26	1,050,219	$4.26	4,515,149	$4.26
2016	1,010,633	$4.21	967,290	$4.21	923,541	$4.21	893,568	$4.22	3,795,032	$4.21

									14,697,681

MTM Fixed Price Basis Swaps—Enable Gas Transmission, LLC (East), ONEOK Gas Transportation (Oklahoma) or Southern Star Central Gas Pipeline (Texas, Oklahoma and Kansas)

	For the quarter ended (in MMBtu)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $	Volume	Weighted Average $
2014	1,178,422	$0.39	1,133,022	$0.39	1,084,270	$0.39	1,047,963	$0.39	4,443,677	$0.39

									4,443,677

MTM Fixed Price Basis Swaps—West Texas Intermediate (WTI)

	For the quarter ended (in Bbls)
	March 31,		June 30,		September 30,		December 31,		Total
	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price	Volume	Average Price
2014	60,928	$94.64	57,154	$94.67	53,797	$94.72	50,597	$94.80	222,476	$94.70
2015	47,747	$90.95	45,065	$91.00	42,672	$91.04	40,329	$91.10	175,813	$91.02
2016	17,957	$85.50	16,985	$85.50	16,048	$85.50	15,127	$85.50	66,117	$85.50

									464,406

The table below outlines the classification of our derivative financial instruments on the consolidated balance sheets (in thousands):

	Location of Asset/(Liability) On Balance Sheet	Fair Value of Asset/(Liability) On Balance Sheet
Derivative Type		December 31, 2013	December 31, 2012
Commodity—MTM	Risk management assets—current	$10,043	$19,005
Commodity—MTM	Risk management assets—non-current	1,534	12,025

	Total gross assets	11,577	31,030

Commodity—MTM	Risk management assets—current	(903)	(1,040)
Commodity—MTM	Risk management assets—non-current	(72)	(946)
Commodity—MTM	Risk management liabilities—current	—	(523)
Commodity—MTM	Risk management liabilities—non-current	—	(637)
Interest Rate—MTM	Risk management assets—non-current	—	(3,648)

	Total gross liabilities	(975)	(6,794)

	Total net assets and liabilities	$10,602	$24,236

The effect of derivative instruments on our consolidated statements of operations was as follows (in thousands):

Derivative Type	Location of Gain/(Loss) in Income	Amount of Gain/(Loss) in Income
		For the Year Ended December 31,
		2013	2012
Commodity—MTM	Oil and natural gas sales	$(1,486)	$15,701
Interest Rate—MTM	Interest expense	(65)	(1,061)

	Total	$(1,551)	$14,640

Derivative Type	Location of Gain/(Loss) for Effective and Ineffective Portion of Derivative in Income	Amount of Gain/(Loss) Reclassified from AOCI into Income – Effective
		For the Three Months Ended December 31,
		2013	2012
Commodity—Cash Flow	Natural gas sales	$—	$1,271

	Total	$—	$1,271

Derivative instruments expose us to counterparty credit risk. Our commodity derivative instruments are currently with two counterparties. We generally execute commodity derivative instruments under master agreements which allow us, in the event of default, to elect early termination of all contracts with the defaulting counterparty. If we choose to elect early termination, all asset and liability positions with the defaulting counterparty would be net cash settled at the time of election.

We monitor the creditworthiness of our counterparties; however, we are not able to predict sudden changes in counterparties’ creditworthiness. In addition, if such changes are sudden, we may be limited in our ability to mitigate an increase in counterparty credit risk. Possible actions would be to transfer our position to another counterparty or request a voluntary termination of the derivative contracts resulting in a cash settlement. Should one of our counterparties not perform, we may not realize the benefit of some of our derivative instruments with lower commodity prices and my incur losses. We include a measure of counterparty credit risk in our estimates of the fair values of the derivative instruments in an asset position.

We currently use our reserve-based credit facility to provide credit support for our derivative transactions. As a result, we do not post cash collateral with our counterparties, and have minimal non-performance credit risk on our liabilities with our counterparties. We utilize observable market data for credit default swaps to assess the impact of non-performance credit risk when evaluating our net assets from counterparties. At December 31, 2013 and 2012, respectively, the impact of non-performance credit risk on the valuation of our net assets from counterparties was not significant

Under the terms of our reserve-based credit facility, we have agreed to hedge 100% of our reasonably estimated projected natural gas production for 2015 and 2016 . All of the required hedges were executed prior to December 31, 2013.

Hedge Liquidation, Repositioning and Novation

In connection with the sale of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama, we liquidated 395,218 MMbtu of NYMEX swaps in 2013 and 1,634,530 MMbtu of NYMEX swaps in 2014 at a cost of $0.3 million. In addition, we reduced our outstanding NYMEX swap positions in 2013 by 1,041,814 MMbtu by executing offsetting trades with one of our counterparties at a fixed price of $3.66 per Mcf . These transactions ensure that our outstanding derivative positions in future periods are lower than our expected future natural gas production in those periods. We also amended a 2014 to 2015 oil trade with one of our hedge counterparties to lower the stated swap price from $98.10 to $93.50 per barrel, on a total of 58,157 barrels of oil. We received proceeds of approximately $0.2 million upon execution of the amendment. The proceeds were used for working capital purposes.

In March 2013, we reduced our outstanding interest rate swaps that fixed our LIBOR rate through 2014 to $30 million, which resulted in additional interest rate swap settlements of $2.1 million. This position was terminated in May 2013 resulting in an offsetting non-cash gain in our mark-to-market interest swap activities.

In May 2013, in conjunction with amendments to our reserve-based credit facility and the exit of certain lenders from our bank syndicate, we novated certain of our commodity hedges to Societe General, which increased our natural gas settlement cost by $0.3 million.